General and Administrative Expenses_Details Of General And Administrative Expenses(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Employee Benefits
Salaries and short-term employee benefits - salaries	₩ 2,512,945				₩ 2,465,132	₩ 1,874,396
Salaries and short-term employee benefits - others	870,356				822,536	734,119
Post-employment benefits - defined benefit plans	217,085				231,704	196,119
Post-employment benefits - defined contribution plans	21,056				15,046	9,361
Termination benefits	242,010				160,798	903,435
Share-based payments	10,930				73,370	38,190
Sub-total	3,874,382				3,768,586	3,755,620
Depreciation and amortization	408,771				370,378	288,620
Other general and administrative expenses
Rental expense	361,344				320,920	280,888
Tax and dues	214,683				195,965	134,892
Communication	46,661				44,516	37,114
Electricity and utilities	28,823				31,158	29,921
Publication	16,018				17,383	17,300
Repairs and maintenance	22,432				20,524	15,722
Vehicle	12,495				11,587	9,624
Travel	19,393				17,407	8,059
Training	30,310				26,664	23,426
Service fees	210,081				179,311	129,032
Electronic data processing expenses	189,007				172,007	160,863
Advertising	217,244				199,676	142,186
Others	266,868				252,582	195,444
Sub-total	1,635,359				1,489,700	1,184,471
Total	₩ 5,918,512	[1]	$ 5,318,338		₩ 5,628,664	₩ 5,228,711

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.